Loans and Allowance for Loan Losses - Schedule of Past Due and Non-Accrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Aging information for the Company's past due and non-accrual loans
Loans held for investment	$ 1,521,252	$ 1,302,133
90 Days Past Due And Still Accruing	1	14
Non-Accrual	18,700	25,459
Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	1,501,738	1,275,604
30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	813	1,056
Commercial, Financial, and Agricultural
Aging information for the Company's past due and non-accrual loans
Loans held for investment	244,549	217,214
90 Days Past Due And Still Accruing	0	0
Non-Accrual	121	153
Commercial, Financial, and Agricultural | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	244,392	217,058
Commercial, Financial, and Agricultural | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	36	3
Real estate construction − residential and Real estate mortgage − residential | Construction
Aging information for the Company's past due and non-accrual loans
Loans held for investment	32,095	27,920
90 Days Past Due And Still Accruing	0	0
Non-Accrual	0	0
Real estate construction − residential and Real estate mortgage − residential | Construction | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	32,095	27,920
Real estate construction − residential and Real estate mortgage − residential | Construction | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	0	0
Real estate construction − residential and Real estate mortgage − residential | Mortgage
Aging information for the Company's past due and non-accrual loans
Loans held for investment	361,025	279,346
90 Days Past Due And Still Accruing	0	14
Non-Accrual	685	1,129
Real estate construction − residential and Real estate mortgage − residential | Mortgage | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	359,672	277,532
Real estate construction − residential and Real estate mortgage − residential | Mortgage | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	668	671
Real estate construction − commercial and Real estate mortgage − commercial | Construction
Aging information for the Company's past due and non-accrual loans
Loans held for investment	137,235	91,369
90 Days Past Due And Still Accruing	0	0
Non-Accrual	87	105
Real estate construction − commercial and Real estate mortgage − commercial | Construction | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	137,148	91,264
Real estate construction − commercial and Real estate mortgage − commercial | Construction | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	0	0
Real estate construction − commercial and Real estate mortgage − commercial | Mortgage
Aging information for the Company's past due and non-accrual loans
Loans held for investment	722,729	663,256
90 Days Past Due And Still Accruing	0	0
Non-Accrual	17,801	24,029
Real estate construction − commercial and Real estate mortgage − commercial | Mortgage | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	704,925	638,982
Real estate construction − commercial and Real estate mortgage − commercial | Mortgage | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	3	245
Installment and other consumer
Aging information for the Company's past due and non-accrual loans
Loans held for investment	23,619	23,028
90 Days Past Due And Still Accruing	1	0
Non-Accrual	6	43
Installment and other consumer | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	23,506	22,848
Installment and other consumer | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	$ 106	$ 137